Long Term Investments (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Long-term Investments [Abstract]
Cost method investments	$ 8,848	¥ 57,567	¥ 56,087
Equity method investments	69,290	450,822	234,863	¥ 150,211
Available-for-sale investments	390	2,537	7,921
Long term investments	$ 78,528	¥ 510,926	¥ 298,871